Form N-1A Cover	Nov. 07, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	James Alpha Funds Trust
Entity Central Index Key	0001829774
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 07, 2025
Prospectus Date	Apr. 01, 2025